Equipment (Table)	12 Months Ended
Dec. 31, 2016
Equipment Table
Equipment
	December 31,
	2016	2015
Test vehicles	$124,687	$124,687
Other	5,000	5,000
	129,687	129,687
Less: accumulated depreciation	(58,023)	(32,087)
	$71,664	$97,600